Stock Option Plan - Summary of Stock Option Plan (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($) $ / shares shares
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Beginning Balance, Shares	2,495,134
Granted, Shares	0
Exercised, Shares	(223,334)
Forfeited or expired, Shares	(10,000)
Ending Balance, Shares	2,261,800
Options exercisable, Shares	2,097,804
Beginning Balance, Weighted Average Exercise Price | $ / shares	$ 11.26
Exercised, Weighted Average Exercise Price | $ / shares	10.28
Forfeited or expired, Weighted Average Exercise Price | $ / shares	18.25
Ending Balance, Weighted Average Exercise Price | $ / shares	11.32
Options exercisable, Weighted Average Exercise Price | $ / shares	$ 10.80
Ending Balance, Weighted Average Remaining Contractual Term	3 years 9 months 18 days
Options exercisable, Weighted Average Remaining Contractual Term	3 years 4 months 24 days
Ending Balance, Aggregate Intrinsic Value | $	$ 36,297
Options exercisable, Aggregate Intrinsic Value | $	$ 34,755